LOANS, FINANCING AND DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2021
Loans Financing And Debentures
Schedule of loans financing and debentures

				2021			2020
Financing source	Principal maturity	Annual financial cost %	Currency	Current	Non-current	Total	Total
FOREIGN CURRENCY
Banco do Brasil: Various Bonds (1) (4)	2024	Diverse	US$	—	—	—	12
Eurobonds (2) (12)	2024	9.25%	US$	42	5,581	5,623	7,854
(-)Transaction costs				—	(8)	(8)	(16)
(±) Interest paid in advance (3)				—	(14)	(14)	(25)
Debt in foreign currency				42	5,559	5,601	7,825
BRAZILIAN CURRENCY
Caixa Econômica Federal (6)	2021	TJLP + 2.50%	R$	—	—	—	17
Caixa Econômica Federal (7)	2022	TJLP + 2.50%	R$	—	—	—	14
Eletrobrás (4)	2023	UFIR + 6.00% at 8.00%	R$	4	2	6	8
Sonda (8)	2022	110.00% of CDI	R$	52	—	52	50
Debt in Brazilian currency				56	2	58	89
Total of loans and financings				98	5,561	5,659	7,914
Debentures - 3th Issue – 3rd Series (2)	2022	IPCA + 6.20%	R$	428	—	428	762
Debentures - 7th Issue – Single series (2) (11)	2021	140.00% of CDI	R$	—	—	—	289
Debentures - 3th Issue – 2nd Series (4) (5)	2021	IPCA + 4.70%	R$	—	—	—	588
Debentures - 3th Issue – 3rd Series (4)	2025	IPCA + 5.10%	R$	323	824	1,147	1,035
Debentures - 7th Issue – 1st Series (4)	2024	CDI + 0.45%	R$	546	810	1,356	1,892
Debentures - 7th Issue – 2nd Series (4)	2026	IPCA + 4.10%	R$	4	1,756	1,760	1,588
Debentures – 4th Issue – 1st Series (9)	2022	TJLP+1.82%	R$	10	—	10	20
Debentures – 4th Issue – 2nd Series (9)	2022	Selic + 1,82%	R$	4	—	4	9
Debentures – 4th Issue – 3th Series (9)	2022	TJLP + 1,82%	R$	11	—	11	22
Debentures – 4th Issue – 4th Series (9)	2022	Selic + 1,82%	R$	5	—	5	10
Debentures – 7th Issue – Single series (9)	2023	CDI + 1.50%	R$	20	20	40	60
Debentures – 8th Issue – Single series (9)	2031	IPCA + 5.27%	R$	19	968	987	890
(-) Discount on the issuance of debentures (10)				—	(15)	(15)	(18)
(-) Transaction costs				(3)	(25)	(28)	(41)
Total, debentures				1,367	4,338	5,705	7,106
Total				1,465	9,899	11,364	15,020

(1)	On June 18, 2021, Cemig D made early settlement of the debt under the Debt Confirmation and Consolidation Agreement, in the principal amount of US$45, considering the guarantees constituted in the amount of US$43, by payment in cash, of roughly US$2. The total amount disbursed, comprising the basic cash amount, interest and fees, is R$10 on the date of payment.
(2)	Cemig Geração e Transmissão;
(3)	Advance of funds to achieve the yield to maturity agreed in the Eurobonds contract.
(4)	Cemig Distribuição;
(5)	In February 2021 Cemig D amortized the Second Series of its Third Debenture Issue.
(6)	Central Eólica Praias de Parajuru. Early payment of the entire debt was made on July 23, 2021, in the amount of R$5,320. Until the settlement of the contracts, guarantees were maintained and the contractual obligations complied with;
(7)	Central Eólica Volta do Rio. Early payment of the entire debt was made on July 23, 2021 in the amount of R$8,766. Until the settlement of the contracts, guarantees were maintained and the contractual obligations complied with;
(8)	Arising from merger of Cemig Telecom.
(9)	Gasmig. The proceeds from the 8th debenture issue, concluded by Gasmig on September 10, 2020, in the amount of R$850, were used to redeem the Promissory Notes issued on September 26, 2019, with maturity at 12 months, whose proceeds were used in their entirety for payment of the concession grant fee for the gas distribution concession contract.
(10)	Discount on the sale price of the 2nd series of the Seventh issue of Cemig Distribuição.
(11)	On February 02, 2021, the Company made the mandatory early redemption of this debentures, in the amount of R$264, with 20% discount of the funds obtained by the sale of the Company’s interest in Light. For more information about the sale of the Company’s interest in Light, see Note 32.
(12)	In August 2021, Cemig GT carried out a partial buyback of its Eurobonds issue, in the principal amount of US$500. There are more details on this transaction later in this Note.

Schedule of financial settlement and cancellation

The financial settlement and cancellation of notes occurred on August 05, 2021 and the offers closing date is scheduled for August 13, 2021. The effects related to the repurchase of bonds are described below:

	%	US$	R$
Principal Amount	100.00	500	2,569
Premium to the market price + Tender	16.25	81	417
Accrued interests	1.54	8	40
		589	3,026

IOF (‘financial operations tax’) levied on premium	0.38	1	2
Income tax on premium	17.65	14	73
Income tax on accrued interests	17.65	1	7
		16	82

Total of payments		605	3,108

Partial disposal of hedge		—	(774)
NDF positive adjustment (*)		—	(24)
Total		605	2,310

(*) Difference between the dollar PTAX on the purchase date (R$5.137) and the financial instrument – NDF, protecting against foreign exchange, with the dollar purchase cap of R$5.0984.

Schedule of guarantees of the debtor balance on loans and financings

The guarantees of the debt balance on loans and financing, on December 31, 2021, were as follows:

2021
Promissory notes and Sureties	7,177
Guarantee and Receivables	3,094
Receivables	36
Shares	52
Unsecured	1,005
TOTAL	11,364

Schedule of consolidated composition of loans, financings and debentures, by currency and indexor, with the respective amortization

The composition of loans, financing and debentures, by currency and index, with the respective amortization, is as follows:

	2022	2023	2024	2025	2026	Total
Currency
US dollar	42	—	5,581	—	—	5,623
Total, currency denominated	42	—	5,581	—	—	5,623
Index
IPCA (1)	774	275	377	1,261	1,635	4,322
UFIR/RGR (2)	4	2	—	—	—	6
CDI (3)	628	560	270	—	—	1,458
URTJ/TJLP (4)	21	—	—	—	—	21
Total by index	1,427	837	647	1,261	1,635	5,807
(-)Transaction costs	(3)	(1)	(11)	(5)	(17)	(37)
(±)Interest paid in advance	—	—	(14)	—	—	(14)
(-) Discount	—	—	—	(8)	(7)	(15)
Overall total	1,466	836	6,203	1,248	1,611	11,364

(1) Expanded National Customer Price (IPCA) Index.

(2) Fiscal Reference Unit (Ufir / RGR).

(3) CDI: Interbank Rate for Certificates of Deposit.

(4) Interest rate reference unit (URTJ) / Long-Term Interest Rate (TJLP)

Schedule of the principal currencies and indexors used for monetary updating of loans and financings

The US dollar and index used for monetary updating of loans and financings had the following variations:

Currency	Accumulated change in 2021, %	Accumulated change in 2020, %	Indexer	Accumulated change in 2021, %	Accumulated change in 2020, %
US dollar	7.39	28.93	IPCA	10.06	4.52
			CDI	4.39	2.77
			TJLP	16.92	(18.31)

Schedule of changes in loans, financings and debentures

The changes in loans, financing and debentures are as follows:

Balance at December 31, 2018	14,772
Loans and financing obtained	4,510
(–) Transaction costs	(10)
(–) Discount in the issues of securities	(23)
Financing obtained, net	4,477
Monetary variation	142
Exchange rate variation	226
Financial charges provisioned	1,250
Amortization of transaction cost	38
Financial charges paid	(1,265)
Amortization of financing	(4,883)
Subtotal	14,757
FIC Pampulha: Marketable securities of subsidiary companies	20
Balance at December 31, 2019	14,777
Liabilities arising from business combination	10
Initial balance for consolidation purposes	14,787
Loans and financing obtained	850
(–) Transaction costs	(24)
Monetary variation	187
Exchange rate variation	1,742
Financial charges provisioned	1,211
Amortization of transaction cost	15
Financial charges paid	(1,212)
Amortization of financing	(2,531)
Reclassification to “Other obligations”	(8)
Subtotal	15,017
FIC Pampulha: Marketable securities of subsidiary companies	3
Balance at December 31, 2020	15,020
Liabilities arising from business combination (1)	13
Monetary variation	331
Exchange rate variation	353
Financial charges provisioned	1,162
Premium on repurchase of debt securities (Eurobonds)	491
Amortization of transaction cost	20
Financial charges paid	(1,589)
Amortization of financing	(4,437)
Balance at December 31, 2021	11,364

(1)	This refers to the debt of SLTE to the BNDES, settled in December 2021 with funds from the company’s cash position plus a cash injection, of R$7, from Cemig H.

Schedule of transferred to intangible assets the costs of loans and financings linked to working in progress

The subsidiaries Cemig D and Gasmig considered the costs of loans and financing linked to construction in progress as construction costs of intangible and concession contract assets, as follows:

	2021	2020	2019
Costs of loans and financing	1,162	1,211	1,250
Financing costs on intangible assets and contract assets (1) (Notes 17 and 21)	(15)	(33)	(23)
Net effect in Profit or loss	1,147	1,178	1,227

(1)	The average capitalization rate p.a. in 2021 was 9.44% (5.39% in 2020 and 6.79% in 2019).

Schedule of restrictive covenants

The Company has contracts with financial covenants as follows:

Title - Security	Covenant	Ratio required – Issuer	Ratio required Cemig (guarantor)	Compliance required
7th Debentures Issue Cemig GT (1)	Net debt / (Ebitda + Dividends received)	The following or less: 2.5 in 2021	The following or less: 2.5 in 2021	Semi-annual and annual
Eurobonds Cemig GT (2)	Net debt / Ebitda adjusted for the Covenant (3)	The following or less: 2.5 on/after Dec. 31, 2021	The following or less: 3.0 on/after Dec. 31, 2021	Semi-annual and annual
7th Debentures Issue Cemig D	Net debt / Ebitda adjusted	The following or Less than 3.5	The following or Less than 3.0	Semi-annual and annual
Debentures GASMIG (4)	Overall indebtedness (Total liabilities/Total assets)	Less than 0.6	-	Annual
	Ebitda / Debt servicing	1.3 or more	-	Annual
	Ebitda / Net finance income (expenses)	2.5 or more	-	Annual
	Net debt / Ebitda	The following or less: 2.5	-	Annual
8th Debentures Issue Gasmig Single series (5)	EBITDA/Debt servicing Net debt/EBITDA	1.3 or more 3.0 or less	- -	Annual Annual
Financings Caixa Econômica Federal (CEF) Parajuru and Volta do Rio (6)	Debt servicing coverage index Equity / Total liabilities Share capital subscribed in investee / Total investments made in the project financed	1.20 or more 20.61% or more (Parajuru) 20.63% or more (Volta do Rio) 20.61% or more (Parajuru) 20.63% or more (Volta do Rio)	- - -	Annual (during amortization) Always Always
(1)	7th Issue of Debentures by Cemig GT, as of December 31, 2016, of R$2,240.
(2)	In the event of a possible breach of the financial covenants, interest will automatically be increased by 2% p.a. during the period in which they remain exceeded. There is also an obligation to comply with a ‘maintenance’ covenants – that the consolidated debt, shall have a guarantee for debt of 1.75x Ebitda (2.0 as of December 31, 2017); and a ‘damage’ covenant, requiring real guarantee for debt at Cemig GT of 1.5x Ebitda.
(3)	Ebitda is defined as: (i) Profit before interest, income tax and Social Contribution tax on profit; depreciation; and amortization, calculated in accordance with CVM Instruction 527, of October 4, 2012; – less: (ii) non-operational profit; any non-recurring non-monetary credits or gains that increase net profit; any payments in cash made on consolidated basis during the period relating to non-monetary charges that were newly added in the calculation of Ebitda in any prior period; and any non-recurring non-monetary expenses or charges.
(4)	If Gasmig does not achieve the required covenants, it must, within 120 days from the date of notice in writing from BNDES or BNDESPar, constitute guarantees acceptable by the debenture holders for the total amount of the debt, subject to the rules of the National Monetary Council (CMN), unless the required ratios are restored within that period. Certain contractually specified situations can cause early maturity of other debts (cross-default).
(5)	Non-compliance with the financial covenants results in automatic early maturity. If early maturity is declared by the debenture holders, Gasmig must make the payment after receipt of notification.
(6)	The financing contracts with Caixa Econômica Federal for the Praias de Parajuru and Volta do Rio wind power plants have financial covenants with compliance relating to early maturity of the debt remaining balance. Compliance with the debt servicing coverage index is considered to be demandable only annually and during the period of amortization, which begins in July 2020. Early payment of the entire debtor balance was made on July 23, 2021, in the amount of R$5 (Central Eólica Praias de Parajuru) and R$9 (Volta do Rio). Until the settlement of the contracts, guarantees were maintained and the contractual obligations complied with.